Fair values of financial assets and financial liabilities	12 Months Ended
Sep. 30, 2020
Fair values of financial assets and financial liabilities
Fair values of financial assets and financial liabilities

Note 22. Fair values of financial assets and financial liabilities Accounting policy

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

On initial recognition, the transaction price generally represents the fair value of the financial instrument unless there is observable information from an active market to the contrary. Where unobservable information is used, the difference between the transaction price and the fair value (day one profit or loss) is recognised in the income statement over the life of the instrument when the inputs become observable.

Critical accounting assumptions and estimates

The majority of valuation models used by the Group employ only observable market data as inputs. However, for certain financial instruments data may be employed which is not readily observable in current markets.

The availability of observable inputs is influenced by factors such as:
• product type;
• depth of market activity;
• maturity of market models; and
• complexity of the transaction.

Where unobservable market data is used, more judgement is required to determine fair value. The significance of these judgements depends on the significance of the unobservable input to the overall valuation. Unobservable inputs are generally derived from other relevant market data and adjusted against:

• standard industry practice;
• economic models; and
• observed transaction prices.

In order to determine a reliable fair value for a financial instrument, management may apply adjustments to the techniques previously described. These adjustments reflect the Group’s assessment of factors that market participants would consider in setting the fair value.

These adjustments incorporate bid/offer spreads, credit valuation adjustments (CVA) and funding valuation adjustments (FVA).

Fair Valuation Control Framework

The Group uses a Fair Valuation Control Framework where the fair value is either determined or validated by a function independent of the transaction. This framework formalises the policies and procedures used to achieve compliance with relevant accounting, industry and regulatory standards. The framework includes specific controls relating to:

•	the revaluation of financial instruments;
•	independent price verification;
•	fair value adjustments; and
•	financial reporting.

A key element of the framework is the Revaluation Committee, comprising senior valuation specialists from within the Group. The Revaluation Committee reviews the application of the agreed policies and procedures to assess that a fair value measurement basis has been applied.

The method of determining fair value differs depending on the information available.

Fair value hierarchy

A financial instrument’s categorisation within the valuation hierarchy is based on the lowest level input that is significant to the fair value measurement.

The Group categorises all fair value instruments according to the hierarchy described below.

Valuation techniques

The Group applies market accepted valuation techniques in determining the fair valuation of over the counter (OTC) derivatives. This includes CVA and FVA, which incorporate credit risk and funding costs and benefits that arise in relation to uncollateralised derivative positions, respectively.

The specific valuation techniques, the observability of the inputs used in valuation models and the subsequent classification for each significant product category are outlined as follows:

Level 1 instruments

The fair value of financial instruments traded in active markets is based on recent unadjusted quoted prices. These prices are based on actual arm’s length basis transactions.

The valuations of Level 1 instruments require little or no management judgement.

Instrument	Balance sheet category	Includes		Valuation
Exchange traded products	Derivatives	Exchange traded interest rate futures and options and commodity, energy and carbon futures

FX products	Derivatives	FX spot and futures contracts
Equity products	Derivatives Trading securities and financial assets measured at FVIS Other financial liabilities	Listed equities and equity indices
Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS	Australian Commonwealth and New Zealand government bonds	_	All these instruments are traded in liquid, active markets
where prices are readily
	Investment securities			observable. No modelling or
assumptions are used in the
	Other financial liabilities			valuation.

Life insurance assets and liabilities	Life insurance assets Life insurance liabilities	Listed equities, exchange traded derivatives and short sale of listed equities within controlled managed investment schemes

Level 2 instruments

The fair value for financial instruments that are not actively traded is determined using valuation techniques which maximise the use of observable market prices. Valuation techniques include:

•	the use of market standard discounting methodologies;
•	option pricing models; and
•	other valuation techniques widely used and accepted by market participants.

Instrument	Balance sheet category	Includes	Valuation
Interest rate products	Derivatives	Interest rate and inflation swaps, swaptions, caps, floors, collars and other non-vanilla interest rate derivatives

Industry standard valuation models are used to calculate the expected future value of payments by product, which is discounted back to a present value. The model’s interest rate inputs are benchmark interest rates and active broker quoted interest rates in the swap, bond and future markets. Interest rate volatilities are sourced from brokers and consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

FX products	Derivatives	FX swap, FX forward contracts, FX options and other non-vanilla FX derivatives	Derived from market observable inputs or consensus pricing providers using industry standard models.
Other credit products	Derivatives	Single name and index credit default swaps (CDS)

Valued using an industry standard model that incorporates the credit spread as its principal input. Credit spreads are obtained from consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Commodity products	Derivatives	Commodity, energy and carbon derivatives

Valued using industry standard models.

The models calculate the expected future value of deliveries and payments and discount them back to a present value. The model inputs include forward curves, volatilities implied from market observable inputs, discount curves and underlying spot and futures prices. The significant inputs are market observable or available through a consensus data provider. If consensus prices are not available, these are classified as Level 3 instruments.

Equity products	Derivatives	Exchange traded equity options, OTC equity options and equity warrants	Due to low liquidity, exchange traded options are Level 2. Valued using industry standard models based on observable parameters such as stock prices, dividends, volatilities and interest rates.
Asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Australian residential mortgage backed securities (RMBS) denominated in Australian dollar and other asset backed securities (ABS)

Valued using an industry approach to value floating rate debt with prepayment features. Australian RMBS are valued using prices sourced from a consensus data provider. If consensus prices are not available these are classified as Level 3 instruments.

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Investment securities Other financial liabilities	State and other government bonds, corporate bonds and commercial paper Repurchase agreements and reverse repurchase agreements over non-asset backed debt securities	Valued using observable market prices which are sourced from independent pricing services, broker quotes or inter-dealer prices.
Loans at fair value	Loans	Fixed rate bills and syndicated loans	Discounted cash flow approach, using a discount rate which reflects the terms of the instrument and the timing of cash flows, adjusted for creditworthiness, or expected sale amount.
Certificates of deposit	Deposits and other borrowings	Certificates of deposit	Discounted cash flow using market rates offered for deposits of similar remaining maturities.
Debt issues at fair value	Debt issues	Debt issues	Discounted cash flows, using a discount rate which reflects the terms of the instrument and the timing of cash flows adjusted for market observable changes in Westpac’s implied credit worthiness.
Life insurance assets and liabilities	Life insurance assets Life insurance liabilities

Corporate bonds, OTC derivatives, units in unlisted unit trusts, life insurance contract liabilities, life investment contract liabilities and external liabilities of managed investment schemes controlled by statutory life funds

Valued using observable market prices or other widely used and accepted valuation techniques utilising observable market input.

Level 3 instruments

Financial instruments valued where at least one input that could have a significant effect on the instrument’s valuation is not based on observable market data due to illiquidity or complexity of the product. These inputs are generally derived and extrapolated from other relevant market data and calibrated against current market trends and historical transactions.

These valuations are calculated using a high degree of management judgement.

Instrument	Balance sheet category	Includes	Valuation
Debt instruments	Trading securities and financial assets measured at FVIS Investment securities	Certain ABS, offshore non-ABS and debt securities issued via private placement	These securities are evaluated by an independent pricing service or based on third party revaluations. Due to their illiquidity and/or complexity these are classified as Level 3 assets.
Equity instruments	Trading securities and financial assets measured at FVIS Investment securities	Strategic equity investments

Valued using valuation techniques appropriate to the instrument, including the use of recent arm’s length transactions where available, discounted cash flow approach or reference to the net assets of the entity.

Due to their illiquidity, complexity and/or use of unobservable inputs into valuation models, they are classified as Level 3 assets.

The following tables summarise the attribution of financial instruments measured at fair value to the fair value hierarchy:

	2020				2019
		Valuation	Valuation			Valuation	Valuation
	Quoted	techniques	techniques		Quoted	techniques	techniques
	market	(Market	(Non-market		market	(Market	(Non-market
Consolidated	prices	observable)	observable)		prices	observable)	observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets measured at fair
value on a recurring basis
Trading securities and financial assets measured at FVIS	8,059	32,387	221	40,667	10,440	21,121	220	31,781
Derivative financial instruments	10	23,353	4	23,367	7	29,828	24	29,859
Investment securities	18,032	72,370	153	90,555	11,163	61,284	134	72,581
Loans	—	540	21	561	—	239	21	260
Life insurance assets	617	2,976	—	3,593	1,097	8,270	—	9,367
Total financial assets measured
at fair value on a recurring basis	26,718	131,626	399	158,743	22,707	120,742	399	143,848
Financial liabilities measured at
fair value on a recurring basis
Deposits and other borrowings[1]	—	35,764	—	35,764	—	38,413	—	38,413
Other financial liabilities[2]	420	4,229	—	4,649	262	5,108	—	5,370
Derivative financial instruments	10	23,031	13	23,054	8	29,059	29	29,096
Debt issues[3]	—	5,333	—	5,333	—	5,819	—	5,819
Life insurance liabilities	—	1,396	—	1,396	—	7,377	—	7,377
Total financial liabilities measured
at fair value on a recurring basis	430	69,753	13	70,196	270	85,776	29	86,075

	2020				2019
		Valuation	Valuation			Valuation	Valuation
	Quoted	techniques	techniques		Quoted	techniques	techniques
	market	(Market	(Non-market		market	(Market	(Non-market
Parent Entity	prices	observable)	observable)		prices	observable)	observable)
$m	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets measured at fair
value on a recurring basis
Trading securities and financial assets measured at FVIS	7,074	30,763	193	38,030	10,213	19,159	193	29,565
Derivative financial instruments	10	22,781	3	22,794	7	29,253	23	29,283
Investment securities	15,714	70,040	69	85,823	10,191	58,114	66	68,371
Loans	—	540	21	561	—	239	21	260
Due from subsidiaries	—	663	—	663	—	897	—	897
Total financial assets measured
at fair value on a recurring basis	22,798	124,787	286	147,871	20,411	107,662	303	128,376
Financial liabilities measured at
fair value on a recurring basis
Deposits and other borrowings[1]	—	32,991	—	32,991	—	37,355	—	37,355
Other financial liabilities[2]	420	4,229	—	4,649	262	5,108	—	5,370
Derivative financial instruments	10	22,756	13	22,779	8	28,831	28	28,867
Debt issues[3]	—	2,986	—	2,986	—	3,624	—	3,624
Due to subsidiaries	—	239	—	239	—	1,591	—	1,591
Total financial liabilities measured
at fair value on a recurring basis	430	63,201	13	63,644	270	76,509	28	76,807
1.	The contractual outstanding amount payable at maturity for the Group is $35,764 million (2019: $38,468 million) and $32,990 million for the Parent Entity (2019: $37,410 million).
2.	The contractual outstanding amount payable at maturity for the Group and the Parent Entity is $4,649 million (2019: $5,369 million).
3.

The contractual outstanding amount payable at maturity for the Group is $5,062 million (2019: $5,632 million) and $2,714 million for the Parent Entity (2019: $3,436 million). The cumulative change in the fair value of debt issues attributable to changes in Westpac’s own credit risk is $5 million decrease (2019: $34 million decrease) for the Group and Parent Entity.

Reconciliation of non-market observables

The following tables summarise the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3):

	Trading
	securities and
	financial assets			Total		Total
Consolidated 2020	measured	Investment		Level 3		Level 3
$m	as FVIS	securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of year	220	134	45	399	29	29
Gains/(losses) on assets/(gains)/
losses on liabilities recognised in:
Income statements	(2)	—	(2)	(4)	(4)	(4)
OCI	—	(15)	—	(15)	—	—
Acquisitions and issues	26	40	12	78	7	7
Disposals and settlements	(23)	(6)	(30)	(59)	(19)	(19)
Transfer into or out of non-market observables	—	—	—	—	—	—
Foreign currency translation impacts	—	—	—	—	—	—
Balance as at end of year	221	153	25	399	13	13
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of
year	(4)	—	3	(1)	(3)	(3)

	Trading
	securities and
	financial assets	Available-			Total		Total
Consolidated 2019	measured	for-sale	Investment		Level 3		Level 3
$m	as FVIS	securities	securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of year	330	619	—	15	964	6	6
Impact on adoption of AASB 9	4	(619)	109	14	(492)	—	—
Restated opening balance	334	—	109	29	472	6	6
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	36	—	—	12	48	7	7
OCI	—	—	11	—	11	—	—
Acquisitions and issues	63	—	36	16	115	4	4
Disposals and settlements	(216)	—	(22)	(12)	(250)	(6)	(6)
Transfer into or out of non-market observables	—	—	—	—	—	18	18
Foreign currency translation impacts	3	—	—	—	3	—	—
Balance as at end of year	220	—	134	45	399	29	29
Unrealised gains/(losses) recognised
in the income statements for financial
instruments held as at end of year	26	—	—	16	42	(11)	(11)

	Trading
	securities and
	financial assets			Total		Total
Parent Entity 2020	measured	Investment		Level 3		Level 3
$m	as FVIS	securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of year	193	66	44	303	28	28
Gains/(losses) on assets/(gains)/losses on liabilities recognised in:
Income statements	(2)	—	(2)	(4)	(4)	(4)
OCI	—	—	—	—	—	—
Acquisitions and issues	26	3	12	41	7	7
Disposals and settlements	(24)	—	(30)	(54)	(18)	(18)
Transfer into or out of non-market observables	—	—	—	—	—	—
Foreign currency translation impacts	—	—	—	—	—	—
Balance as at end of year	193	69	24	286	13	13
Unrealised gains/(losses) recognised in the income
statements for financial instruments held as at end of
year	(4)	—	3	(1)	(3)	(3)

	Trading
	securities and
	financial assets	Available-			Total		Total
Parent Entity 2019	measured	for-sale	Investment		Level 3		Level 3
$m	as FVIS	securities	securities	Other[1]	assets	Derivatives	liabilities
Balance as at beginning of year	206	70	—	13	289	6	6
Impact on adoption of AASB 9	—	(70)	67	14	11	—	—
Restated opening balance	206	—	67	27	300	6	6
Gains/(losses) on assets /(gains)/
losses on liabilities recognised in:
Income statements	6	—	—	13	19	6	6
OCI	—	—	—	—	—	—	—
Acquisitions and issues	17	—	2	16	35	4	4
Disposals and settlements	(39)	—	(3)	(12)	(54)	(6)	(6)
Transfer into or out of non-market observables	—	—	—	—	—	18	18
Foreign currency translation impacts	3	—	—	—	3	—	—
Balance as at end of year	193	—	66	44	303	28	28
Unrealised gains/(losses) recognised
in the income statements for financial
instruments held as at end of year	3	—	—	16	19	(10)	(10)
1.	Other is comprised of derivative financial assets and certain loans.

Transfers into and out of Level 3 have occurred due to changes in observability in the significant inputs into the valuation models used to determine the fair value of the related financial instruments. Transfers in and transfers out are reported using the end of year fair values.

Significant unobservable inputs

Sensitivities to reasonably possible changes in non-market observable valuation assumptions would not have a material impact on the Group’s reported results.

Day one profit or loss

The closing balance of unrecognised day one profit for both the Group and the Parent Entity for the year was $4 million (2019: $3 million profit).

Financial instruments not measured at fair value

For financial instruments not measured at fair value on a recurring basis, fair value has been derived as follows:

Instrument	Valuation
Loans

Where available, the fair value of loans is based on observable market transactions, otherwise fair value is estimated using discounted cash flow models. For variable rate loans, the discount rate used is the current effective interest rate. The discount rate applied for fixed rate loans reflects the market rate for the maturity of the loan and the credit worthiness of the borrower.

Investment securities	The carrying value approximates the fair value. The balance principally relates to government securities from illiquid markets. Fair value is monitored by reference to recent issuances.
Deposits and other borrowings

Fair values of deposit liabilities payable on demand (interest free, interest bearing and savings deposits) approximate their carrying value. Fair values for term deposits are estimated using discounted cash flows, applying market rates offered for deposits of similar remaining maturities.

Debt issues and loan capital

Fair values are calculated using a discounted cash flow model. The discount rates applied reflect the terms of the instruments, the timing of the estimated cash flows and are adjusted for any changes in Westpac’s credit spreads.

All other financial assets and liabilities	For all other financial assets and liabilities, the carrying value approximates the fair value. These items are either short-term in nature, re-price frequently or are of a high credit rating.

The following tables summarise the estimated fair value and fair value hierarchy of financial instruments not measured at fair value:

		2020 Estimated fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Consolidated	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	30,129	30,129	—	—	30,129
Collateral paid	4,778	4,778	—	—	4,778
Investment securities	984	—	424	560	984
Loans	692,498	—	—	694,264	694,264
Other financial assets	5,474	—	5,474	—	5,474
Total financial assets not measured at fair value	733,863	34,907	5,898	694,824	735,629
Financial liabilities not measured at fair value
Collateral received	2,250	2,250	—	—	2,250
Deposits and other borrowings	555,367	—	552,192	3,429	555,621
Other financial liabilities	36,276	—	36,276	—	36,276
Debt issues[1]	144,992	—	144,660	1,742	146,402
Loan capital	23,949	—	23,934	—	23,934
Total financial liabilities not measured at fair value	762,834	2,250	757,062	5,171	764,483

		2019 Estimated fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Consolidated	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	20,059	20,059	—	—	20,059
Collateral paid	5,930	5,930	—	—	5,930
Investment securities	820	—	366	454	820
Loans	714,510	—	—	716,130	716,130
Other financial assets	5,367	—	5,367	—	5,367
Total financial assets not measured at fair value	746,686	25,989	5,733	716,584	748,306
Financial liabilities not measured at fair value
Collateral received	3,287	3,287	—	—	3,287
Deposits and other borrowings	524,834	—	522,726	2,790	525,516
Other financial liabilities	23,845	—	23,845	—	23,845
Debt issues[1]	175,638	—	176,838	—	176,838
Loan capital	21,826	—	22,076	—	22,076
Total financial liabilities not measured at fair value	749,430	3,287	745,485	2,790	751,562
1.	The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.

		2020 Estimated fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Parent Entity	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	25,436	25,436	—	—	25,436
Collateral paid	4,641	4,641	—	—	4,641
Investment securities	3	—	3	—	3
Loans	607,263	—	—	608,602	608,602
Due from subsidiaries[1]	169,139	—	126,623	43,669	170,292
Other financial assets	4,745	—	4,745	—	4,745
Total financial assets not measured at fair value	811,227	30,077	131,371	652,271	813,719
Financial liabilities not measured at fair value
Collateral received	1,862	1,862	—	—	1,862
Deposits and other borrowings	488,622	—	487,452	1,292	488,744
Other financial liabilities	35,507	—	35,507	—	35,507
Debt issues[2]	124,680	—	125,896	—	125,896
Due to subsidiaries	186,024	—	6,805	179,219	186,024
Loan capital	23,949	—	23,934	—	23,934
Total financial liabilities not measured at fair value	860,644	1,862	679,594	180,511	861,967

		2019 Estimated fair value
			Valuation	Valuation
		Quoted	techniques	techniques
		market	(Market	(Non-market
Parent Entity	Carrying	prices	observable)	observable)
$m	amount	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets not measured at fair value
Cash and balances with central banks	17,692	17,692	—	—	17,692
Collateral paid	5,773	5,773	—	—	5,773
Investment securities	27	—	4	23	27
Loans	631,676	—	—	633,003	633,003
Due from subsidiaries[1]	133,899	—	89,680	45,175	134,855
Other financial assets	4,615	—	4,615	—	4,615
Total financial assets not measured at fair value	793,682	23,465	94,299	678,201	795,965
Financial liabilities not measured at fair value
Collateral received	2,849	2,849	—	—	2,849
Deposits and other borrowings	464,075	—	463,440	1,251	464,691
Other financial liabilities	23,146	—	23,146	—	23,146
Debt issues[2]	153,050	—	154,111	—	154,111
Due to subsidiaries	147,016	—	6,553	140,463	147,016
Loan capital	21,826	—	22,076	—	22,076
Total financial liabilities not measured at fair value	811,962	2,849	669,326	141,714	813,889

1.	Due from subsidiaries excludes $11,177 million (2019: $8,165 million) of long-term debt instruments with equity-like characteristics which are part of the total investment in subsidiaries.
2.	The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.